Short-term Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Loans [Abstract]
Short-term loan	¥ 164,300	¥ 35,679	$ 23,141
Segment borrowed	¥ 182,301	¥ 35,679
Weighted average interest rate	4.50%	4.50%
Lines of credit for short-term loans	¥ 35,700	¥ 164,321